Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 8,295	$ (443)	$ (1,763)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, net of tax	(403)	(443)	(1,763)
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency swaps, net of tax	$ 8,698